Income taxes	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Income taxes
25.	Income taxes
Income (loss) before income taxes and the provision for current and deferred income taxes attributable to such income are as follows:

	Yen in millions
	Fiscal year ended March 31
	2021	2022	2023
Income (loss) before income taxes:	997,965	1,117,503	1,180,313

Income tax expenses
Current	156,592	238,602	302,379
Deferred	(202,523)	(9,505)	(65,688)

Total income tax expense	(45,931)	229,097	236,691

A reconciliation of the differences between the Japanese statutory tax rate and the effective tax rate is as follows:

	Fiscal year ended March 31
	2021	2022	2023
Statutory tax rate	31.5%	31.5%	31.5%
Non-deductible expenses	0.2	0.2	0.2
Income tax credits	(1.4)	(1.9)	(3.2)
Change in statutory tax rate	(0.1)	(0.2)	(0.1)
Change in unrecognized tax assets (other than the reversal of a previous write-down of the deferred tax assets below)	(5.5)	(3.7)	(1.1)
Reversal of a previous write-down of the deferred tax assets of the consolidated tax filing group in the United States	(6.6)	—	—
Reversal of a previous write-down of the deferred tax assets relating to the national tax of Sony Group Corporation and its national tax filing group in Japan	(21.5)	—	—
Change in deferred tax liabilities on undistributed earnings of foreign subsidiaries and corporate joint ventures	0.7	1.0	1.6
Lower tax rate applied to life and non-life insurance business in Japan	(0.5)	(0.4)	(0.6)
Foreign income tax differential	(4.4)	(5.5)	(6.4)
Recording or reversal of liabilities for uncertain tax positions	(0.4)	0.8	(0.3)
Controlled Foreign Company taxation in Japan	3.0	(1.8)	(2.1)
Other	0.4	0.5	0.6

Effective income tax rate	-4.6%	20.5%	20.1%

Sony recognizes deferred tax assets, which include temporary differences, net operating losses and tax credits, to the extent that it is probable that taxable profit will be available against which the assets can be utilized. The realization of deferred tax assets is dependent upon the generation of future taxable income in the relevant tax jurisdiction.
During the fiscal year ended March 31, 2021, Sony assessed the recoverability of
deferred tax assets, and reversed a previous write-down of the deferred tax assets for general business tax credits and foreign tax credits of the consolidated tax filing group in the United States. The impact of such reversal of a previous write-down of the deferred tax assets resulted in deferred tax benefits.
Despite the spread of
COVID-19,
as a result of the acquisition of SFGI in the three months ended September 30, 2020, the taxable income of Sony Group Corporation and its national tax filing group in Japan has increased and is expected to be stable going forward. Based on an assessment of the available evidence, in particular recent profit history and forecasted profitability, in the three months ended September 30, 2020, Sony reversed a previous write-down of a significant portion of the deferred tax assets of the consolidated tax filing group in Japan, primarily for temporary differences and certain net operating losses. As a result, Sony recorded a tax benefit of 214,346 million yen in the three months ended September 30, 2020. Remaining deferred tax assets in Japan, primarily foreign tax credits, are continuously not recognized due to restrictions on the use of such assets and their relatively short remaining carryforward periods.

The schedules of deferred tax assets and liabilities by major cause of their occurrence are as follows:

	Yen in millions
	Fiscal year ended March 31, 2022
	Beginning balance	Recognized in profit or loss	Recognized in other comprehensive income	Changes accompanying business combination	Recognized directly in equity	Other*	Ending balance
Deferred tax assets:
Operating loss carryforwards for tax purposes	86,170	(16,573)	—	—	—	1,490	71,087
Defined benefit liabilities	62,426	20,721	(9,493)	—	1,640	(2,729)	72,565
Amortization including content assets	44,251	(20,323)	—	—	—	2,831	26,759
Lease liabilities	90,818	5,091	—	1,244	—	(1,053)	96,100
Warranty reserves and accrued expenses	129,649	8,389	—	134	—	3,172	141,344
Inventories	29,714	(547)	—	—	—	379	29,546
Depreciation	40,231	2,539	—	161	—	258	43,189
Tax credit carryforwards	48,315	(12,007)	—	—	—	2,576	38,884
Loss allowances	7,165	98	—	2	—	483	7,748
Impairment of investments	6,800	3,418	—	—	—	(402)	9,816
Deferred revenue	24,502	3,779	—	—	—	2,904	31,185
Other	152,242	(32,131)	(538)	13,304	(125)	7,842	140,594

Total deferred tax assets	722,283	(37,546)	(10,031)	14,845	1,515	17,751	708,817

Deferred tax liabilities:
Insurance acquisition costs	(176,745)	(13,182)	(1,261)	—	—	(286)	(191,474)
Insurance contract liabilities	(151,061)	(10,796)	(5,480)	—	—	—	(167,337)
Non-current other receivables in the Pictures segment	(7,894)	8,009	—	—	—	(115)	—
Right-of-use assets	(84,728)	25,955	—	(1,245)	—	452	(59,566)
Equity securities measured at FVOCI	(51,011)	1,841	33,085	—	—	116	(15,969)
Equity securities measured at FVPL	(87,718)	36,915	—	—	—	(2,336)	(53,139)
Debt securities measured at FVOCI	(505,914)	9,822	168,937	—	—	(204)	(327,359)
Intangible assets acquired through stock exchange offerings	(23,949)	—	—	—	—	—	(23,949)
Intangible assets derived from EMI Music Publishing acquisition	(93,481)	(1,209)	—	—	—	(6,904)	(101,594)
Undistributed earnings of foreign subsidiaries and corporate joint ventures	(39,166)	(15,031)	—	—	—	(1,834)	(56,031)
Investment in M3	(41,347)	(1,345)	—	—	—	—	(42,692)
Other	(60,187)	6,072	(292)	(15,230)	765	1,262	(67,610)

Total deferred tax liabilities	(1,323,201)	47,051	194,989	(16,475)	765	(9,849)	(1,106,720)

*	Other mainly consists of exchange differences on translating foreign operations.

	Yen in millions
	Fiscal year ended March 31, 2023
	Beginning balance	Recognized in profit or loss	Recognized in other comprehensive income	Changes accompanying business combination	Recognized directly in equity	Other*	Ending balance
Deferred tax assets:
Operating loss carryforwards for tax purposes	71,087	(5,756)	—	10,157	—	5,600	81,088
Defined benefit liabilities	72,565	5,826	(8,245)	(28)	(1,881)	(1,102)	67,135
Amortization including content assets	26,759	(1,675)	—	(25,695)	—	2,828	2,217
Lease liabilities	96,100	12,628	—	221	—	4,378	113,327
Warranty reserves and accrued expenses	141,344	4,240	—	1,599	—	2,644	149,827
Inventories	29,546	15,479	—	—	—	(302)	44,723
Depreciation	43,189	(3,566)	—	—	—	429	40,052
Debt securities measured at FVOCI	—	—	28,658	—	—	—	28,658
Tax credit carryforwards	38,884	(12,297)	—	5,792	—	3,845	36,224
Loss allowances	7,748	(1,857)	—	—	—	259	6,150
Impairment of investments	9,816	(3,709)	—	—	—	(55)	6,052
Deferred revenue	31,185	22,076	—	(2,299)	—	2,478	53,440
Other	140,594	45,871	(2,408)	21,427	(985)	6,099	210,598

Total deferred tax assets	708,817	77,260	18,005	11,174	(2,866)	27,101	839,491

Deferred tax liabilities:
Insurance acquisition costs	(191,474)	(8,914)	(5,769)	—	—	(487)	(206,644)
Insurance contract liabilities	(167,337)	(12,317)	(1,398)	—	—	7,220	(173,832)
Non-current other receivables in the Pictures segment	—	—	—	—	—	—	—
Right-of-use assets	(59,566)	(24,365)	—	(208)	—	(6,328)	(90,467)
Equity securities measured at FVOCI	(15,969)	923	8,846	—	—	1,823	(4,377)
Equity securities measured at FVPL	(53,139)	31,952	—	—	—	(3,380)	(24,567)
Debt securities measured at FVOCI	(327,359)	5,024	322,581	—	—	(246)	—
Intangible assets acquired through stock exchange offerings	(23,949)	—	—	—	—	—	(23,949)
Intangible assets derived from EMI Music Publishing acquisition	(101,594)	2,277	—	—	—	(6,639)	(105,956)
Undistributed earnings of foreign subsidiaries and corporate joint ventures	(56,031)	(15,318)	—	—	—	1,759	(69,590)
Investment in M3	(42,692)	(4,646)	—	—	—	—	(47,338)
Other	(67,610)	13,812	(52)	(3,120)	(159)	(7,127)	(64,256)

Total deferred tax liabilities	(1,106,720)	(11,572)	324,208	(3,328)	(159)	(13,405)	(810,976)

*	Other mainly consists of exchange differences on tra nslat in g forei g n operations.

As of March 31, 2022 and 2023, based on the assessment of recoverability of deferred tax assets, Sony continued not to recognize the deferred tax assets at some entities in Japan, Sony Mobile Communications AB in Sweden, Sony Europe B.V. in the United Kingdom, certain subsidiaries in Brazil, and certain subsidiaries in other tax jurisdictions.
As of March 31, 2022 and 2023, the deductible temporary differences, operating loss carryforwards and tax credit carryforwards for which no deferred tax asset is recognized are as follows:

	Yen in millions
	Fiscal year ended March 31
	2022	2023
Deductible temporary differences	154,581	126,406
Operating loss carryforwards	1,437,551	1,384,658
Tax credit carryforwards	19,066	18,853
As of March 31, 2022 and 2023, the expected expiration period of the operating loss carryforwards for which no deferred tax asset is recognized are as follows:

	Yen in millions
	Fiscal year ended March 31
	2022	2023
Within 5 years	599,333	602,799
Over 5 years to 10 years	277,418	250,587
Over 10 years to 15 years	23,974	25,786
Over 15 years	2,930	13,245
No expiration period	533,896	492,241

Total	1,437,551	1,384,658

As of March 31, 2022 and 2023, the expected expiration period of the tax credit carryforwards for which no deferred tax asset is recognized is mostly within 5 years except for the amount with no expiration period. The amount of tax credit carryforwards with no expiration date as of March 31, 2022 and March 31, 2023 was 1,803 million yen and 1,047 million yen, respectively.
Deferred income taxes have not been provided on taxable temporary differences for undistributed earnings of certain foreign subsidiaries and corporate joint ventures which are not expected to be remitted in the foreseeable future. As of March 31, 2022 and March 31, 2023, such taxable temporary differences amounted to 365,925 million yen and 560,888 million yen, respectively. The tax basis of these undistributed earnings was approximately 5,855 million yen and 8,974 million yen, respectively. In addition, deferred income taxes have not been provided on the taxable temporary differences in subsidiaries, including a gain of 61,544 million yen on a subsidiary’s sale of stock arising from the issuance of common stock of Sony Music Entertainment (Japan) Inc. in a public offering to third parties in November 1991 and the remeasurement gain on 116,939 million yen for the pre-owned
equity interest in EMI Music Publishing acquired in November 2018. Sony does not anticipate any significant tax consequences on the possible future disposition of these investments based on its tax planning strategies.
In addition, the deductible temporary differences arising from the translation adjustments for the foreign operations for which deferred tax assets are not recognized as of March 31, 2022 and March 31, 2023 amounted to 92,252 million yen and 181,037 million yen, respectively. The taxable temporary differences arising from the translation adjustments for the foreign operations for which deferred tax liabilities are not recognized as of March 31, 2022 and March 31, 2023 amounted to 429,930 million yen and 694,240 million
y
en, respectively.